Financial risk management - Narrative (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) customer bank	Dec. 31, 2024 USD ($) customer bank	Jul. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 BRL (R$)
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income | $	$ 0	$ 601
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax | $	0	26,997
Cash and cash equivalents | $	383,150	211,244		$ 339,781	$ 230,653
Short-term investments | $	$ 89,826	$ 46,097
Number of major banks | bank	3	5
Gearing ratio	47.00%	36.00%
Bottom of range
Disclosure of major customers [line items]
Gearing ratio	30.00%
Top of range
Disclosure of major customers [line items]
Gearing ratio	60.00%
Currency Risk, US Dollar Against Brazil Real
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	10.00%	10.00%
Currency Risk, US Dollar Against Argentine Peso
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	25.00%	25.00%
Credit risk
Disclosure of major customers [line items]
Proportion of total cash deposited in major banks (as a percent)	82.00%	70.00%
Credit risk | Fertilizers
Disclosure of major customers [line items]
Proportion of sales (as a percent)	80.00%
Number of well-known customers	18
Credit risk | Crops
Disclosure of major customers [line items]
Proportion of sales (as a percent)	60.00%	67.00%
Number of well-known customers	19	19
Credit risk | Rice
Disclosure of major customers [line items]
Proportion of sales (as a percent)	63.00%	65.00%
Number of well-known customers	19	19
Credit risk | Dairy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	63.00%	67.00%
Number of well-known customers	19	19
Credit risk | Ethanol
Disclosure of major customers [line items]
Proportion of sales (as a percent)	78.00%	89.00%
Number of well-known customers	6	12
Credit risk | Energy | Cámara de Comercialização de Energia Elétrica (CCEE)
Disclosure of major customers [line items]
Proportion of sales (as a percent)	28.00%	49.00%
Credit risk | Energy | Other customers
Disclosure of major customers [line items]
Proportion of sales (as a percent)	45.00%	28.00%
Number of well-known customers	10	11
Credit risk | Sugar
Disclosure of major customers [line items]
Proportion of sales (as a percent)	81.00%	94.00%
Number of well-known customers	6	6
Interest rate risk | Itau BBA FINAME Loan | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Nominal amount | R$						R$ 400
Interest rate risk | Itau BBA FINAME Loan | Fixed interest rate | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Borrowings, interest rate						4.24%
Interest rate risk | Itau BBA FINAME Loan | Floating interest rate | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Borrowings, interest rate						1.85%
Interest rate risk | Itau BBA FINAME interest rate swap due December 2034 | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Nominal amount | R$						R$ 365
Interest rate risk | Itau BBA FINAME interest rate swap due December 2034 | Fixed interest rate | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Borrowings, interest rate						13.47%
Interest rate risk | Itau BBA FINAME interest rate swap due December 2034 | Floating interest rate | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Borrowings, interest rate						0.05%
Interest rate risk | Itau BBA FINAME Loan Due July 2034 | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Nominal amount | R$			R$ 76
Interest rate risk | Itau BBA FINAME Loan Due July 2034 | Fixed interest rate | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Borrowings, interest rate			6.80%
Interest rate risk | Itau BBA FINAME Loan Due July 2034 | Floating interest rate | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Borrowings, interest rate			0.49%
Interest rate risk | BR Partners Due July 2031 | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Nominal amount | R$			R$ 115
Interest rate risk | BR Partners Due July 2031 | Fixed interest rate | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Borrowings, interest rate			6.76%
Interest rate risk | BR Partners Due July 2031 | Floating interest rate | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Borrowings, interest rate			0.41%
Interest rate risk | XP Investimentos Loan Due July 2031 | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Nominal amount | R$			R$ 209
Interest rate risk | XP Investimentos Loan Due July 2031 | Fixed interest rate | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Borrowings, interest rate			12.61%
Interest rate risk | XP Investimentos Loan Due July 2031 | Floating interest rate | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of major customers [line items]
Borrowings, interest rate			0.48%
Currency risk | Argentine Peso | Swap contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss | $	$ 2,200	$ (10,500)